34 Expenses by nature and function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nature [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	R$ (58,595,988)	R$ (52,180,060)	R$ (49,718,760)
Nature [member] | Raw materials other inputs [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(37,913,921)	(37,380,310)	(38,889,949)
Nature [member] | Personnel expenses [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(3,074,305)	(3,004,762)	(2,412,118)
Nature [member] | Outsourced services [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(2,219,413)	(3,242,373)	(2,306,048)
Nature [member] | Depreciation and amortization [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(4,048,081)	(3,632,265)	(2,990,577)
Nature [member] | Freights [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(2,321,740)	(2,204,453)	(2,275,375)
Nature [member] | Costs of idle industrial plants [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(518,528)	(309,742)	(138,242)
Nature [member] | Provision - geological event in Alagoas [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(6,901,828)	(3,383,067)
Nature [member] | PIS and COFINS credits - exclusion of ICMS from the calculation basis [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	310,557	1,904,206	235,919
Nature [member] | Other general and administrative expenses [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(1,908,729)	(927,294)	(942,370)
Function [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(58,595,988)	(52,180,060)	(49,718,760)
Function [member] | Other general and administrative expenses [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	750,749	2,408,434	1,027,222
Function [member] | Cost of products sold [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(47,331,414)	(45,879,118)	(46,576,657)
Function [member] | Selling and distribution [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(1,852,055)	(1,783,455)	(1,689,179)
Function [member] | (Loss) reversals for impairment of trade accounts receivable [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(55,252)	(7,069)	87,008
Function [member] | General and administrative [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(1,918,747)	(2,224,180)	(1,793,185)
Function [member] | Research and development [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(250,648)	(247,730)	(219,256)
Function [member] | Other expenses [member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	R$ (7,938,621)	R$ (4,446,942)	R$ (554,713)